UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	<<June 30, 1999>>

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	<<C. Stuart Walton>>
Address:	<<Four Maritime Plaza>>
		<<San Francisco, CA  94111>>

Form 13F File Number:	28-04509

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	<<C. Stuart Walton>>
Title:	_____________________________
Phone:	<<(415) 274-6873>>

Signature, Place and Date of Signing:

		C. Stuart Walton		<<San Francisco>>	<<August 11, 1999>>
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

<<X>>	13F HOLDINGS REPORT.  (Check here if all holdings of this
		reporting 	manager are reported in this report.)

___		13F 	NOTICE.  (Check here if no holdings reported are in this
		report, and all holdings are reported by other reporting manager(s).)

___		13F COMBINATION REPORT.  (Check here if a portion of the holdings
		for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

(Omitted)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			<<0>>

Form 13F Information Table Entry Total:		<<0>>

Form 13F Information Table Value Total:		<<0>>


List of Other Included Managers:

NONE


NAME OF ISSUER                 TITLE OF   CUSIP     VALUE        SHARES  INV.                          MGR    AUTH
                                CLASS                                    SOLE                                 SOLE

N/A                         N/A     N/A       0.00        0       N/A                        N/A   0


The institutional investment manager has ceased its business activities and currently has no assets under management.
Therefore, this is the last filing for this institutional manager.



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